SHARE BASED COMPENSATION (Tables)	12 Months Ended
Apr. 30, 2015
SHARE BASED COMPENSATION
Compensation Expense Recognized

Total share-based compensation expense recognized in the consolidated financial statements for the three years ended April 30, 2015 for all share-based awards was as follows (in thousands):

	Year Ended April 30,
	2015	2014	2013
Share based compensation expense	$2,215	$1,162	$45

Schedule of Restricted Share Awards Activity

The activity for the two years ended April 30, 2015 related to the Company’s restricted share awards was as follows.  There was no activity related to restricted shares in fiscal year 2013.

	Shares	Wtd Avg Grant- Date Fair Value
Unvested at April 30, 2013	0	$ n/a
Granted	104,855	8.72

Unvested at April 30, 2014	104,855	8.72
Granted	107,536	7.17
Vested during year	(79,181)	8.72
Forfeited	(25,674)	8.72

Unvested at April 30, 2015	107,536	7.17